INCOME STATEMENT AND STATEMENT OF COMPREHENSIVE INCOME - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net sales	DKK 111,696	DKK 111,780	DKK 107,927
Cost of goods sold	17,632	17,183	16,188
Gross profit	94,064	94,597	91,739
Sales and distribution costs	28,340	28,377	28,312
Research and development costs	14,014	14,563	13,608
Administrative costs	3,784	3,962	3,857
Other operating income, net	1,041	737	3,482
– Non-recurring income from the partial divestment of NNIT A/S	0	0	2,376
Operating profit	48,967	48,432	49,444
Financial income	1,246	92	85
Financial expenses	1,533	726	6,046
Profit before income taxes	48,680	47,798	43,483
Income taxes	10,550	9,873	8,623
Net profit for the year	DKK 38,130	DKK 37,925	DKK 34,860
EARNINGS PER SHARE
Basic earnings per share (DKK per share)	DKK 15.42	DKK 14.99	DKK 13.56
Diluted earnings per share (DKK per share)	DKK 15.39	DKK 14.96	DKK 13.52